Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
5.	Property, plant and equipment, net

	At June 30, 2025	At December 31, 2024
Leasehold improvement	$447,429	$—
Computer equipment	94,872	95,228
	542,301	95,228
Accumulated depreciation	(18,053)	(4,906)
	$524,248	$90,322

During the six months end June 30, 2025, the Company made the leasehold improvement for its corporate office of $450,696.

Depreciation included in:

	Six months ended June 30,
	2025	2024
Administrative expense	$13,260	$763